BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION
13.	BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION

The Company organizes its business and evaluates performance by its operating segments, Ocean, River and Offshore Supply Business.  The accounting policies of the reportable segments are the same as those for the consolidated financial statements (Note 2).  The Company does not have significant intersegment transactions.  These segments and their respective operations are as follows:

River Business:  In our River Business, we own and operate several dry and tanker barges, and push boats.  The dry barges transport basically agricultural and forestry products, iron ore and other cargoes, while the tanker barges carry petroleum products, vegetable oils and other liquids.  We operate our pushboats and barges on the navigable waters of Parana, Paraguay and Uruguay Rivers and part of the River Plate in South America, also known as the Hidrovia region.  In addition, we use one barge, our Parana Iron (former Parana Petrol) as an iron ore floating transshipment and storage station. River Business transportation services contributed 44%, 42% and 51% of consolidated operating revenues for the years ended December 31, 2013, 2012, 2011, respectively. The Company also has a shipyard that should promote organic growth and from time to time make external sales.  Third party shipyard sales contributed 16%, 10% and 6% of consolidated operating revenues for the years ended December 31, 2013, 2012 and 2011, respectively.

Offshore Supply Business:  We operate our Offshore Supply Business, using PSVs owned by UP Offshore (Bahamas), which are designed to transport supplies such as containerized equipment, drill casing, pipes and heavy loads on deck, along with fuel, water, drilling fluids and bulk cement in under deck tanks and a variety of other supplies to drilling rigs and platforms.  Our Offshore Supply Business fleet consists of eleven PSVs already in operation and three newbuilt resales which we recently purchased in China.  Offshore Supply Business transportation services contributed 23%, 25% and 21% of consolidated operating revenues for the years ended December 31 2013, 2012 and 2011, respectively.

Ocean Business:  In our Ocean Business, we operate six oceangoing vessels, four product tankers (one of which is on lease to us), and two container feeder vessels under a container line service in Argentina cabotage trade, which transport mostly foreign containers from the transshipment port of Buenos Aires, Argentina and Montevideo, Uruguay to the southern region of Patagonia in Argentina.  Our Handy size/small product tanker vessels transport liquid bulk goods such as petroleum and petroleum derivatives on major trade routes around the globe.  Ocean Business transportation services contributed 17%, 23% and 22% of consolidated operating revenues for the years ended December 31, 2013, 2012 and 2011, respectively.

All of the Company’s operating revenues were derived from its foreign operations.  The following represents the Company’s revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2013	2012	2011
Revenues (1)
− South America	$338,115	$238,572	$267,420
− Europe	13,933	28,320	19,910
− Central America	49,466	35,333	16,499
− North America	1,553	7,438	227
− Asia	7,210	3,506	426
	$411,217	$313,169	$304,482

(1)	Classified by country of domicile of charterers/costumers.

The Company’s vessels are highly mobile and regularly and routinely moved between countries within a geographical region of the world.  In addition, these vessels may be redeployed among the geographical regions as changes in market conditions dictate.  Because of this mobility, long-lived assets, primarily vessels and equipment cannot be allocated to any one country.

The following represents the Company’s vessels and equipment based upon the assets’ physical location as of the end of each applicable period presented:

	At December 31,
	2013	2012
Vessels and equipment, net

− South America	$589,736	$564,352
− Europe	24,376	25,474
− Asia (1)	96,994	53,496
− Other	4,325	4,197
	$715,431	$647,519

(1)	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.

For the years ended December 31, 2013, 2012 and 2011 82%, 76% and 88% of the Company’s revenues, respectively, are concentrated in South America and at December 31, 2013 and 2012, 82% and 87% of the Company’s vessels and equipment, respectively, are located in South America.

For the year ended December 31, 2013 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 19%, 25%, 6% and 27%, of the Company‘s consolidated revenues, respectively.

For the year ended December 31, 2012 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 28%, 29%, 4% and 12%, of the Company‘s consolidated revenues, respectively.

For the year ended December 31, 2011 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 29%, 25%, 20% and 12%, of the Company‘s consolidated revenues, respectively.

As a result, the Company’s financial condition and results of operations depend, to a significant extent, on macroeconomic, regulatory and political conditions prevailing in South America.

Revenue by segment consists only of services provided to external customers, as reported in the consolidated statement of operations.  Resources are allocated based on segment profit or loss from operation, before interest and taxes.

Identifiable assets represent those assets used in the operations of each segment.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Transportation revenues	$132,972	$76,661	$73,229		$282,862
Manufacturing revenues	30,307	-	-		30,307
Running and voyage expenses	130,179	43,405	62,369		235,953
Manufacturing cost	18,474	-	-		18,474
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	)(1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

The following schedule presents segment information about the Company’s operations for the year ended December 31, 2011:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$155,505	$64,606	$65,282	$285,393
Manufacturing revenues	19,089	-	-	19,089
Running and voyage expenses	120,038	38,852	53,036	211,926
Manufacturing cost	12,681	-	-	12,681
Depreciation and amortization	20,139	9,436	9,569	39,144
Segment operating (loss) profit	13,138	10,999	(4,753)	19,384
Segment assets	392,549	263,094	124,527	780,170
Investments in and receivables from affiliates	6,595	-	256	6,851
Loss from investment in affiliates	(1,042)	-	(31)	(1,073)
Additions to long-lived assets (1)	73,265	19,502	3,345	96,112

(1)	Excludes $1,751, which corresponds to additions to corporate assets.

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:
	At December 31,
	2013	2012

Total assets for reportable segments	$891,670	$773,832
Other assets	15,716	14,271
Corporate cash and cash equivalents	72,625	222,215
Consolidated total assets	$980,011	$1,010,318

For the year ended December 31, 2013 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $100,400 or 24% of the Company’s consolidated revenues, revenues from one customer of Ultrapetrol River Business represented $64,400 or 16% of the Company’s consolidated revenues and revenues from other customer of Ultrapetrol River Business represented $55,600 or 14% ($48,300 or 12% for sale of river barges) of the Company’s consolidated revenues.

For the year ended December 31, 2012 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $92,000 or 29% of the Company’s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $49,600 or 16% of the Company’s consolidated revenues.

For the year ended December 31, 2011 revenues from one customer of Ultrapetrol Ocean and Offshore Supply Business represented $86,400 or 28% of the Company’ s consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $60,200 or 20% of the Company’s consolidated revenues.